Share-based Payments Arrangement - Black-Scholes Model and Related Assumptions used to Evaluate Options and Fair Value of Options by CHTSC (Detail) - CHT Security Co., Ltd. (CHTSC) [Member]	Dec. 20, 2019 TWD ($) yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Grant-date share price	$ 20.17
Exercise price	$ 19.085
Dividends yield	12.49%
Risk-free interest rate	0.54%
Expected life | yr	5
Expected volatility	42.41%
Weighted average fair value of grants | $	$ 2,470